RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

Name of Related Parties	Relationship with the Company
Shanghai Keshen Information Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence since December 2021
Shenzhen City Yunjitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 18.52% equity interest and has significant influence, which was disposed of in November 2025.
Shenyang Yunrongxin Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence
Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 13.5% equity interest and has significant influence

SUMMARY OF RELATED PARTY TRANSACTIONS

		Year ended December 31,
	Note	2023	2024	2025
		RMB	RMB	RMB
Cloud-based UC&C services provided to a related party:
-Shanghai Keshen Information Technology Co., Ltd.	(a)	6	-	-

CPaaS services provided to related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(b)	913	162	334
-Shenzhen City Yunjitong Technology Co., Ltd	(b)	-	1	-
-Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd.	(b)	-	-	3
Project development services purchased from related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(c)	321	-	-
-Shanghai Keshen Information Technology Co., Ltd.	(c)	3,302	1,981	2,161
Business process outsourcing (BPO) services purchased from a related party:
-Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd.	(c)	-	-	171

(a) Cloud-based UC&C services provided to a related party

The Company provided Cloud-based UC&C services to subsidiaries of Shanghai Keshen Information Technology Co., Ltd (“Shanghai Keshen”). Revenues of RMB6, nil and nil, were recorded in the consolidated statements of comprehensive loss for the year ended December 31, 2023, 2024 and 2025. Amounts due to Shanghai Keshen were RMB62 and RMB62, which were deposits as of December 31, 2024 and 2025, respectively.

(b) CPaaS services provided to related parties

The Company provided CPaaS services to Shenyang Yunrongxin Technology Co., Ltd (“Shenyang Yunrongxin”). Revenues of RMB913, RMB162 and RMB334 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2023, 2024 and 2025, respectively. Amounts due from Shenyang Yunrongxin were RMB389 and RMB488 as of December 31, 2024 and 2025, which are included in accounts receivable - a related party, net on the consolidated balance sheets, respectively.

The Company provided CPaaS services to Shenzhen City Yunjitong Technology Co., Ltd (“Shenzhen City Yunjitong”). Revenues of nil, RMB1 and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2023, 2024 and 2025, respectively. Amounts due to Shenzhen City Yunjitong were RMB1 and nil as of December 31, 2024 and 2025, which are included in accounts amounts due to related parties on the consolidated balance sheets.

The Company provided CPaaS services to Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd (“Shanghai Gaozhi Lefu”). Revenues of nil, nil and RMB3 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2023, 2024 and 2025, respectively.

(c) Outsourcing services purchased from related parties

The Company purchased from Shenyang Yunrongxin project development services, which is included in cost of revenues of RMB321, nil and nil, for the years ended December 31, 2023, 2024 and 2025, respectively. Amounts due to Shenyang Yunrongxin were RMB91 and RMB228 as of December 31, 2024 and 2025, which are included in accounts amounts due to related parties on the consolidated balance sheets.

The Company purchased project development services from Shanghai Keshen, which is included in cost of revenues of RMB3,302, RMB1,981 and RMB2,161, for the years ended December 31, 2023, 2024 and 2025, respectively. Amounts due from Shanghai Keshen were RMB2,590 and RMB3,345, which were prepayment of project development services fee as of December 31, 2024 and 2025, respectively.

The Company purchased business process outsourcing (BPO) services from Shanghai Gaozhi Lefu, which is included in cost of revenues of nil, nil and RMB171, for the years ended December 31, 2023, 2024 and 2025, respectively. Amounts due from Shanghai Gaozhi Lefu were nil and RMB101, which were prepayment of BPO services fee as of December 31, 2024 and 2025, respectively.

(iii)	The Company had the following related party balances as of December 31, 2024 and 2025:

	Notes	2024	2025
		RMB	RMB
Accounts receivable – a related party, net:
-Shenyang Yunrongxin Technology Co., Ltd	(b)	389	488

Amounts due from a related party:
-Shanghai Keshen Information Technology Co., Ltd.	(c)	2,590	3,345
Total amounts due from a related party		2,590	3,345

Amounts due to related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(c)	91	228
-Shenzhen City Yunjitong Technology Co., Ltd	(b)	1	-
-Shanghai Keshen Information Technology Co., Ltd.	(a)	62	62
-Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd.	(c)	-	101
Total amounts due to related parties		154	391